Law Offices

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, NW

Washington, DC 20036

(202) 822-9611

Aaron Gilbride

(202) 419-8423

agilbride@Stradley.com

1933 Act Rule 497(e)

1933 Act File No. 333-155709

1940 Act File No. 811-22255

October 9, 2013

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EGA Emerging Global Shares Trust (“Registrant”)
File Nos. 333-155709 and 811-22255

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus dated July 29, 2013, for the EGShares Beyond BRICs ETF series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on September 30, 2013 (Accession Number: 0001450791-13-000320). Questions related to this filing may be directed to the undersigned at (202) 419-8423.

Very truly yours,

/s/ Aaron Gilbride

Aaron Gilbride

cc:	Robert C. Holderith
Michael D. Mabry